UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

   /s/ Arthur Pesner     Roslyn Heights, NY     October 11, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $61,973 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMICUS THERAPEUTICS INC        COM              03152W109      273    69938 SH       69938                       0        0    69938
BRISTOL MYERS SQUIBB CO        COM              110122108     4070   150132 SH       150132                      0        0   150132
BUNGE LIMITED                  COM              G16962105     1698    28700 SH       28700                    1500        0    27200
CALPINE CORP                   COM NEW          131347304     2055   165100 SH       165100                      0        0   165100
CONOCOPHILLIPS                 COM              20825C104      287     5000 SH       5000                        0        0     5000
CROSS TIMBERS RTY TR           TR UNIT          22757R109      690    19365 SH       19365                       0        0    19365
DELL INC                       COM              24702R101     1499   115700 SH       115700                      0        0   115700
DEVON ENERGY CORP NEW          COM              25179M103      526     8128 SH       8128                        0        0     8128
DNP SELECT INCOME FD           COM              23325P104      114    11650 SH       11650                       0        0    11650
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     3734   237696 SH       237696                  15000        0   222696
FIFTH THIRD BANCORP            COM              316773100      191    15860 SH       15860                       0        0    15860
GENERAL DYNAMICS CORP          COM              369550108     1404    22360 SH       22360                       0        0    22360
GENERAL ELECTRIC CO            COM              369604103     1734   106715 SH       106715                      0        0   106715
GERON CORP                     COM              374163103     2580   466517 SH       466517                  50000        0   416517
HEALTHCARE RLTY TR             COM              421946104     1053    45033 SH       45033                       0        0    45033
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     1939    97000 SH       97000                       0        0    97000
INTEL CORP                     COM              458140100     2535   131827 SH       131827                      0        0   131827
JAPAN SMALLER CAPTLZTN FD IN   COM              47109U104       85    10500 SH       10500                       0        0    10500
JPMORGAN CHASE & CO            COM              46625H100      247     6500 SH       6500                        0        0     6500
LEUCADIA NATL CORP             COM              527288104     2007    84975 SH       84975                       0        0    84975
M D C HLDGS INC                COM              552676108      398    13700 SH       13700                       0        0    13700
MACK CALI RLTY CORP            COM              554489104      264     8067 SH       8067                        0        0     8067
MICROSOFT CORP                 COM              594918104     1866    76185 SH       76185                       0        0    76185
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104     1155   249560 SH       249560                   9500        0   240060
NEWMONT MINING CORP            COM              651639106     2263    36025 SH       36025                       0        0    36025
NVIDIA CORP                    COM              67066G104     2375   203300 SH       203300                  13000        0   190300
PENN WEST ENERGY TR            TR UNIT          707885109      501    24968 SH       24968                       0        0    24968
PFIZER INC                     COM              717081103      361    21000 SH       21000                       0        0    21000
PICO HLDGS INC                 COM NEW          693366205     3178   106433 SH       106433                   4000        0   102433
PULTE GROUP INC                COM              745867101     2111   240999 SH       240999                  10000        0   230999
QUALCOMM INC                   COM              747525103     1691    37475 SH       37475                       0        0    37475
REDWOOD TR INC                 COM              758075402     3206   221700 SH       221700                  15000        0   206700
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      762    30836 SH       30836                       0        0    30836
SATCON TECHNOLOGY CORP         COM              803893106      343    91100 SH       91100                   40000        0    51100
SENECA FOODS CORP NEW          CL B             817070105     2201    84056 SH       84056                    4149        0    79907
SENECA FOODS CORP NEW          CL A             817070501     4029   153851 SH       153851                  36406        0   117445
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104      212     3900 SH       3900                        0        0     3900
SUNCOR ENERGY INC NEW          COM              867224107      260     8000 SH       8000                        0        0     8000
TESSERA TECHNOLOGIES INC       COM              88164L100     1663    89900 SH       89900                    9500        0    80400
TRANSOCEAN LTD                 REG SHS          H8817H100      514     8000 SH       8000                        0        0     8000
VISTA GOLD CORP                COM NEW          927926303      698   271413 SH       271413                      0        0   271413
WAL MART STORES INC            COM              931142103     3201    59812 SH       59812                       0        0    59812